Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2013
EARNINGS PER COMMON SHARE [Abstract]
Earnings per share, basic and diluted
	Year ended December 31, 2013	Year ended December 31, 2012	Year ended December 31, 2011
Numerator:
Net (loss)/income attributable to Navios Holdings common stockholders	$ (109,063)	$ 175,485	$ 40,811
Less:
Dividend on Preferred Stock and on unvested restricted shares	(1,927)	(1,705)	(1,696)
(Loss)/income available to Navios Holdings common stockholders, basic	(110,990)	173,780	39,115
Plus:
Dividend on Preferred Stock and on unvested restricted shares	—	1,705	1,696
(Loss)/income available to Navios Holdings common stockholders,diluted	$ (110,990)	$ 175,485	$ 40,811

Denominator:
Denominator for basic net income per share attributable to Navios Holdings stockholders — weighted average shares	101,854,415	101,232,720	100,926,448
Dilutive potential common shares — weighted average restricted stock and restricted units	—	1,322,038	918,204
Convertible preferred stock and convertible debt	—	8,479,000	8,479,000
Dilutive effect of securities	—	9,801,038	9,397,204
Denominator for diluted net income per share attributable to Navios Holdings stockholders — adjusted weighted shares and assumed conversions	101,854,415	111,033,758	110,323,652
Basic net (loss)/income per share attributable to Navios Holdings stockholders	$ (1.09)	$ 1.72	$ 0.39
Diluted net (loss)/income per share attributable to Navios Holdings stockholders	$ (1.09)	$ 1.58	$ 0.37